Loans And Leases (Aging Of Recorded Investment In Past Due Loans By Class Of Loans) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	$ 1,148	$ 1,867
Loans Not Past Due	556,547	411,509
Nonaccrual Loans Not > 90 Days Past Due	333	264
30 - 59 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	1,071	1,634
60 - 89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	33	27
Greater Than 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	44	206
Commercial [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Not Past Due	126,887	101,975
Nonaccrual Loans Not > 90 Days Past Due	100	115
Single-Family Residential [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	620	1,741
Loans Not Past Due	117,766	93,837
Nonaccrual Loans Not > 90 Days Past Due	144	149
Single-Family Residential [Member] | 30 - 59 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	597	1,610
Single-Family Residential [Member] | 60 - 89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due		27
Single-Family Residential [Member] | Greater Than 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	23	104
Multi-Family Residential [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Not Past Due	47,651	35,665
Non-Owner Occupied [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Not Past Due	122,465	67,792
Owner Occupied [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Not Past Due	43,087	38,787
Land [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Not Past Due	7,883	5,287
Construction [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Not Past Due	61,792	42,862
Originated For Portfolio [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	474
Loans Not Past Due	23,119	24,592
Originated For Portfolio [Member] | 30 - 59 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	474
Purchased For Portfolio [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	33	102
Loans Not Past Due	335	360
Nonaccrual Loans Not > 90 Days Past Due	89
Purchased For Portfolio [Member] | 60 - 89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	33
Purchased For Portfolio [Member] | Greater Than 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due		102
Other [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	21	24
Loans Not Past Due	5,562	352
Other [Member] | 30 - 59 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due		$ 24
Other [Member] | Greater Than 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	$ 21